Net Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenues
Net revenue	R$ 1,684,896	R$ 822,203	R$ 364,284
Net revenue in the domestic market
Net Revenues
Net revenue	534,113		156,250
Net Revenue in the foreign market
Net Revenues
Net revenue	R$ 1,150,783		R$ 208,034